UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10575

ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance California Municipal Income Fund

Portfolio of Investments

July 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 170.7%
Long-Term Municipal Bonds - 170.7%
California - 153.1%
Assn Bay Area Govt CA Non-Prof (Bijou Woods Apts)
FNMA Series 01A
5.30%, 12/01/31	$2,735	$2,658,092
Banning CA Util Auth Wtr
FGIC Series 05
5.25%, 11/01/30	1,850	1,758,961
Beaumont CA Fing Auth
AMBAC Series C
5.00%, 9/01/26	755	648,251
Bellflower CA Redev Agy MFHR (Bellflower Terrace Apts)
FNMA Series 02A
5.50%, 6/01/35 (a)	3,000	3,045,360
California Dept Wtr Res Pwr
Series 02A
5.375%, 5/01/22 (Prerefunded/ETM)	4,000	4,538,560
California Ed Fac Auth
Series 02
5.375%, 11/01/32 (Prerefunded/ETM)	4,035	4,458,998
California Ed Fac Auth (California Lutheran Univ)
Series 04C
5.00%, 10/01/24	1,250	1,094,925
California Ed Fac Auth (Univ of The Pacific)
5.00%, 11/01/21	260	259,038
California GO
5.25%, 4/01/30 (Prerefunded/ETM) (b)	8,825	9,864,673
5.25%, 4/01/30	175	172,170
5.30%, 4/01/29 (Prerefunded/ETM)	1,000	1,166,810
MBIA Series 01BZ
5.375%, 12/01/24	4,000	3,796,800
Series 03
5.25%, 2/01/24	1,500	1,521,510
California Hlth Fac Fin Auth (Cottage Healthcare Sys)
MBIA Series 03B
5.00%, 11/01/23	2,770	2,633,467

California Hlth Fac Fin Auth (Lucile Packard Children’s Hosp)
AMBAC Series 03C
5.00%, 8/15/22	3,295	3,304,490
California Hlth Fac Fin Auth (Sutter Health)
Series 00A
6.25%, 8/15/35	5,000	5,031,900
California Infra & Eco Dev Bk (YMCA of Metro Los Angeles)
AMBAC Series 01
5.25%, 2/01/32	6,295	5,689,295
California Pub Wks Brd (CA Lease Richmond Lab)
XLCA Series 05B
5.00%, 11/01/30	3,500	2,924,250
California Statewide CDA (Bentley School)
6.75%, 7/01/32	2,415	2,030,121
California Statewide CDA (Kaiser Permanente)
Series 02
5.50%, 11/01/32	4,000	3,731,680
Coast CCD
FSA Series 06B
5.00%, 8/01/23 - 8/01/24 (c)	6,000	6,222,829
Cucamonga CA SD COP
Series 02
5.125%, 6/01/23	820	716,918
Fontana CA CFD #22 (Fontana CA CFD #22 Sierra Hl So)
Series 04
5.85%, 9/01/25	2,000	1,644,440
Fontana CA Pub Fin Auth (North Fontana CA Redev Area)
AMBAC Series 03A
5.50%, 9/01/32	4,800	4,266,192
Fullerton CA Redev Agy
RADIAN
5.00%, 4/01/21	2,200	1,954,480
Golden St Tobacco Sec CA
XLCA Series 03B
5.50%, 6/01/33 (Prerefunded/ETM)	1,000	1,135,650
Grossmont-Cuyamaca CCD GO
ASSURED GTY
5.00%, 8/01/22 - 8/01/23 (c)	6,000	6,337,308
Huntington Pk CA Pub Fin Auth (Huntington Pk CA Tax Alloc)
FSA Series 04A
5.25%, 9/01/17	1,000	1,063,640

LA Quinta CA Fin Auth (LA Quinta CA Local Agy Pool)
AMBAC Series 04A
5.25%, 9/01/24	3,000	2,902,800
Loma Linda CA Hosp (Loma Linda Univ Med Ctr)
Series 05A
5.00%, 12/01/23	500	405,345
Los Angeles CA CCD GO
Series F-1
5.00%, 8/01/28	4,200	4,215,078
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Bunker Hill)
Series 04L
5.00%, 3/01/18	1,000	932,700
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Grand Ctrl)
AMBAC Series 02
5.375%, 12/01/26	6,635	6,299,932
Los Angeles CA Dept W&P Pwr
FGIC Series 01A
5.125%, 7/01/41	10,000	9,568,600
Los Angeles CA Harbor Dept
5.00%, 8/01/26	5,550	5,606,499
Los Angeles CA USD GO
MBIA Series 02E
5.125%, 1/01/27 (Prerefunded/ETM)	10,000	11,221,200
Murrieta Vly CA USD CFD #99-1
Series 02
6.375%, 9/01/32 (Prerefunded/ETM)	930	1,062,860
Napa CA Hsg Auth (Vintage at Napa Apts)
FNMA Series 01A
5.20%, 6/15/34	4,500	4,523,490
Palo Alto CA Univ Ave AD
Series 02A
5.875%, 9/02/30	8,020	6,324,171
Pomona CA COP
AMBAC Series 03
5.50%, 6/01/34	1,640	1,602,952
Port of Oakland CA
FGIC Series 02L
5.375%, 11/01/27	5,000	4,546,300
Riverside CA CCD GO
MBIA Series C
5.00%, 8/01/25	455	469,201
Riverside Cnty CA PFA (Riverside Cnty CA Tax Alloc)
XLCA Series 04
5.00%, 10/01/23 - 10/01/24	2,860	2,403,125

Salinas Vly CA Solid Wst
AMBAC Series 02
5.25%, 8/01/31	3,930	2,901,716
San Diego CA USD GO
MBIA Series 04E-1
5.00%, 7/01/23 - 7/01/24	2,000	2,101,700
San Francisco CA Arpt (San Francisco CA Intl Airport)
FGIC Series 03
5.125%, 5/01/19	1,000	1,021,220
MBIA Series 02-28A
5.125%, 5/01/32	2,500	2,033,675
San Francisco CA Lease (San Francisco Lease San Bruno)
AMBAC Series 00
5.25%, 10/01/33	5,000	4,912,300
San Joaquin Hls Trnsp Corr CA (San Joaquin Hills Toll Road CA)
MBIA Series 97
5.25%, 1/15/30	5,000	3,376,400
Sequoia CA SD GO
FSA Series 02
5.125%, 7/01/31 (Prerefunded/ETM)	1,270	1,406,665
Temecula CA Redev Agy
MBIA Series 02
5.25%, 8/01/36	6,270	5,135,381
Torrance CA COP (Torrance CA COP Pub Impt)
AMBAC Series 04A
5.00%, 6/01/24	2,275	2,316,769
AMBAC Series 05B
5.00%, 6/01/24	665	677,209

		171,638,096

Colorado - 0.3%
Murphy Creek Met Dist Co.
Series 06
6.00%, 12/01/26	500	350,660

Nevada - 1.8%
Henderson NV LID #T-14
FSA Series A
5.00%, 3/01/18	2,130	1,995,725

Ohio - 0.4%
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25	500	423,180

Puerto Rico - 15.1%
Puerto Rico Elec Pwr Auth
XLCA Series 02-2
5.25%, 7/01/31 (Prerefunded/ETM)	6,000	6,794,100

Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	497,710
Series 04A
5.25%, 7/01/19	900	873,711
Series 06A
5.25%, 7/01/22	500	469,815
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	497,025
Puerto Rico Hwy & Trnsp Auth
Series 02D
5.375%, 7/01/36 (Prerefunded/ETM)	6,450	7,165,692
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series N
5.50%, 7/01/22	700	658,588

		16,956,641

Total Investments - 170.7%
(cost $197,795,336) (d)		191,364,302
Other assets less liabilities - (6.0)%		(6,717,144)
Preferred Stock at redemption value - (64.7)%		(72,550,000)

Net Assets Applicable to Common Shareholders - 100.0% (e)		$112,097,158

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	$13,500	12/15/11	1.828%	SIFMA	*	$(90,439)
JP Morgan Chase	13,500	9/18/10	2.080%	SIFMA	*	(240,405)
JP Morgan Chase	13,500	11/20/10	1.855%	SIFMA	*	(227,479)
Merrill Lynch	2,300	10/21/16	SIFMA *	4.128%		220,239
Merrill Lynch	3,000	8/09/26	4.063%	SIFMA	*	(289,716)

(a)	Variable rate coupon, rate shown as of July 31, 2009.

(b)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(d)	As of July 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,194,890 and gross unrealized depreciation of investments was $(12,625,925), resulting in net unrealized depreciation of $(6,431,035).

(e)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of July 31, 2009, the Fund held 57.9% of net assets in insured bonds (of this amount 11.1% represents the Fund’s holding in pre-refunded insured bonds).

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

Glossary:

AD	- Assessment District
AMBAC	- Ambac Assurance Corporation
ASSURED GTY	- Assured Guaranty Ltd.
CCD	- Community College District
CDA	- Community Development Authority
CFD	- Community Facilities District
COP	- Certificate of Participation
ETM	- Escrowed to Maturity
FGIC	- Financial Guaranty Insurance Company
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance Inc.
GO	- General Obligation
LID	- Local Improvement District
MBIA	- MBIA Insurance Corporation
MFHR	- Multi-Family Housing Revenue
RADIAN	- Radian Asset Assurance Inc.
SD	- School District
USD	- Unified School District
XLCA	- XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

July 31, 2009 (unaudited)

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$191,364,302	$—	$191,364,302

Total Investments in Securities	—	191,364,302	—	191,364,302
Other Financial Instruments*	—	(627,800)	—	(627,800)

	$—	$190,736,502	$—	$190,736,502

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments	Total
Balance as of 10/31/08	$36,948	$36,948
Accrued discounts /premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	(36,948)	(36,948)

Balance as of 7/31/09	$—	$—

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/09	$—	$—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance California Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2009